UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			    WASHINGTON D.C. 20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.):   [ ] is a restatement
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		United Financial Corporation
Address:	2 Queen Street East, Twentieth Floor
		Toronto, Ontario M5C 3G7
		Canada

Form 13F File Number: 028-11426

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Keith Summers
Title:		Chief Compliance Officer
Phone:		(416) 681-1736

Signature, Place, and Date of Signing:


KEITH SUMERS 			Toronto, Ontario  Canada   April 8, 2008
[Signature]			    [City, State]	     [Date]

Report Type:

[ ] 13F HOLDING REPORT.
[ ] 13F NOTICE.
[x] 13F COMBINATION REPORT.

Form 13F File Number Name

28-10104	Altrinsic Global Advisors, LLC.
28-12813	Tetrem Capital Partners Ltd.
28-10049	AGF Funds Inc.
28-10562	Alliance Capital Management L.P.
28-02405	Connor, Clark & Lunn Investment Management Ltd.
28-10968	Epoch Investment Partners, Inc.
28-02405	Cohen & Steers Capital Management, Inc.
28-10163	Trilogy Advisors, LLC.
28-04557	Wellington Management Company, LLP

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	108
Form 13F Information Table Value Total: $ 47,069

					 (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

UNITED FINANCIAL CORPORATION
FORM 13F
03/31/2008


AT&T INC                               COM                00206R102  280      7,300     SHS  0SOLE  NONE   7,300
ABBOTT LABS                            COM                002824100  927      16,800    SHS  0SOLE  NONE   16,800
ALBEMARLE CORP                         COM                012653101  215      5,900     SHS  0SOLE  NONE   5,900
ALCOA INC                              COM                013817101  613      17,000    SHS  0SOLE  NONE   17,000
ALTRIA GROUP INC                       COM                02209S103  210      9,462     SHS  0SOLE  NONE   9,462
AMETEK INC                             COM                031100100  378      8,600     SHS  0SOLE  NONE   8,600
APPLE INC                              COM                037833100  287      2,000     SHS  0SOLE  NONE   2,000
ARES CAP CORP                          COM                04010L103  57       4,514     SHS  0SOLE  NONE   4,514
BANK OF AMERICA CORPORATION            COM                060505104  425      11,200    SHS  0SOLE  NONE   11,200
BANK OF  YORK MELLON CORP              COM                064058100  217      5,200     SHS  0SOLE  NONE   5,200
BAXTER INTL INC                        COM                071813109  526      9,100     SHS  0SOLE  NONE   9,100
BECTON DICKINSON & CO                  COM                075887109  421      4,900     SHS  0SOLE  NONE   4,900
BURGER KING HLDGS INC                  COM                121208201  620      22,400    SHS  0SOLE  NONE   22,400
BURLINGTON NORTHN SANTA FE C           COM                12189T104  581      6,300     SHS  0SOLE  NONE   6,300
CB RICHARD ELLIS GROUP INC             CL A               12497T101  145      6,700     SHS  0SOLE  NONE   6,700
CVS CAREMARK CORPORATION               COM                126650100  911      22,500    SHS  0SOLE  NONE   22,500
CELANESE CORP DEL                      COM SER A          150870103  121      3,100     SHS  0SOLE  NONE   3,100
CHEVRON CORP                           COM                166764100  606      7,100     SHS  0SOLE  NONE   7,100
CIENA CORP                             COM                171779309  170      5,500     SHS  0SOLE  NONE   5,500
CISCO SYS INC                          COM                17275R102  453      18,800    SHS  0SOLE  NONE   18,800
CITIZENS COMMUNICATIONS CO             COM                17453B101  599      57,100    SHS  0SOLE  NONE   57,100
COACH INC                              COM                189754104  175      5,800     SHS  0SOLE  NONE   5,800
COGNIZANT TECHNOLOGY SOLUTIO           CL A               192446102  424      14,700    SHS  0SOLE  NONE   14,700
COMPANHIA VALE DO RIO DOCE             SPONSORED ADR      204412209  1,871    54,000    SHS  0SOLE  NONE   54,000
CORRECTIONS CORP AMER                  COM                22025Y407  647      23,500    SHS  0SOLE  NONE   23,500
DARDEN RESTAURANTS INC                 COM                237194105  199      6,100     SHS  0SOLE  NONE   6,100
DEVON ENERGY CORP                      COM                25179M103  856      8,200     SHS  0SOLE  NONE   8,200
ENTERGY CORP                           COM                29364G103  164      1,500     SHS  0SOLE  NONE   1,500
EXPEDITORS INTL WASH INC               COM                302130109  303      6,700     SHS  0SOLE  NONE   6,700
FEDERATED INVS INC PA                  CL B               314211103  423      10,800    SHS  0SOLE  NONE   10,800
FOCUS MEDIA HLDG LTD                   SPONSORED ADR      34415V109  137      3,900     SHS  0SOLE  NONE   3,900
FREEPORT-MCMORAN COPPER & GO           COM                35671D857  510      5,300     SHS  0SOLE  NONE   5,300
GENERAL CABLE CORP DEL                 COM                369300108  177      3,000     SHS  0SOLE  NONE   3,000
GENERAL ELECTRIC CO                    COM                369604103  389      10,500    SHS  0SOLE  NONE   10,500
GENERAL MTRS CORP                      COM                370442105  168      8,800     SHS  0SOLE  NONE   8,800
GOLDMAN SACHS GROUP INC                COM                38141G104  165      1,000     SHS  0SOLE  NONE   1,000
HANSEN NAT CORP                        COM                411310105  169      4,800     SHS  0SOLE  NONE   4,800
HEWLETT PACKARD CO                     COM                428236103  534      11,700    SHS  0SOLE  NONE   11,700
HONEYWELL INTL INC                     COM                438516106  181      3,200     SHS  0SOLE  NONE   3,200
ICON PUB LTD CO                        SPONSORED ADR      45103T107  1,875    28,900    SHS  0SOLE  NONE   28,900
IDEARC INC                             COM                451663108  87       24,000    SHS  0SOLE  NONE   24,000
INTEGRYS ENERGY GROUP INC              COM                45822P105  392      8,400     SHS  0SOLE  NONE   8,400
INTERNATIONAL BUSINESS MACHS           COM                459200101  461      4,000     SHS  0SOLE  NONE   4,000
JA SOLAR HOLDINGS CO LTD               SPONSORED ADR      466090107  229      12,300    SHS  0SOLE  NONE   12,300
JP MORGAN CHASE & CO                   COM                46625H100  704      16,400    SHS  0SOLE  NONE   16,400
JACOBS ENGR GROUP INC DEL              COM                469814107  184      2,500     SHS  0SOLE  NONE   2,500
KANSAS CITY SOUTHERN                   COM                485170302  201      5,000     SHS  0SOLE  NONE   5,000
KOHLS CORP                             COM                500255104  309      7,200     SHS  0SOLE  NONE   7,200
KOOKMIN BK                             SPONSORED ADR      50049M109  101      1,800     SHS  0SOLE  NONE   1,800
KROGER CO                              COM                501044101  483      19,000    SHS  0SOLE  NONE   19,000
LKQ CORP                               COM                501889208  384      17,100    SHS  0SOLE  NONE   17,100
LINCOLN NATL CORP IND                  COM                534187109  478      9,200     SHS  0SOLE  NONE   9,200
LOCKHEED MARTIN CORP                   COM                539830109  467      4,700     SHS  0SOLE  NONE   4,700
LOEWS CORP CAROLNA                     GP STK             540424207  399      5,500     SHS  0SOLE  NONE   5,500
MEMC ELECTR MATLS INC                  COM                552715104  957      13,500    SHS  0SOLE  NONE   13,500
MACQUARIE INFRASTR CO                  LLC MEMBERSHIP INT 55608B105  799      27,420    SHS  0SOLE  NONE   27,420
MARATHON OIL CORP                      COM                565849106  433      9,500     SHS  0SOLE  NONE   9,500
MCDONALDS CORP                         COM                580135101  664      11,900    SHS  0SOLE  NONE   11,900
METLIFE INC                            COM                59156R108  566      9,400     SHS  0SOLE  NONE   9,400
MICROSOFT CORP                         COM                594918104  355      12,500    SHS  0SOLE  NONE   12,500
MOBILE TELESYSTEMS OJSC                SPONSORED ADR      607409109  364      4,800     SHS  0SOLE  NONE   4,800
MOLSON COORS BREWING CO                CL B               60871R209  184      3,500     SHS  0SOLE  NONE   3,500
MONSANTO CO                            COM                61166W101  435      3,900     SHS  0SOLE  NONE   3,900
MYRIAD GENETICS INC                    COM                62855J104  93       2,300     SHS  0SOLE  NONE   2,300
NII HLDGS INC                           CL B              62913F201  162      5,100     SHS  0SOLE  NONE   5,100
NRG ENERGY INC                         COM                629377508  624      16,000    SHS  0SOLE  NONE   16,000
NET 1 UEPS TECHNOLOGIES INC            COM                64107N206  68       3,000     SHS  0SOLE  NONE   3,000
S CORP                                 CL A               65248E104  428      22,800    SHS  0SOLE  NONE   22,800
NOKIA CORP                             SPONSORED ADR      654902204  433      13,600    SHS  0SOLE  NONE   13,600
NOBLE ENERGY INC                       COM                655044105  764      10,500    SHS  0SOLE  NONE   10,500
ORACLE CORP                            COM                68389X105  696      35,600    SHS  0SOLE  NONE   35,600
OTELCO INC INCME                       DEP SECS           688823202  1,108    71,100    SHS  0SOLE  NONE   71,100
OWENS ILL INC                          COM                690768403  406      7,200     SHS  0SOLE  NONE   7,200
PNC FINL SVCS GROUP INC                COM                693475105  256      3,900     SHS  0SOLE  NONE   3,900
PARKER HANNIFIN CORP                   COM                701094104  249      3,600     SHS  0SOLE  NONE   3,600
PEABODY ENERGY CORP                    COM                704549104  184      3,600     SHS  0SOLE  NONE   3,600
PEPSICO INC                            COM                713448108  462      6,400     SHS  0SOLE  NONE   6,400
PETROCHINA CO LTD                      SPONSORED ADR      71646E100  514      4,100     SHS  0SOLE  NONE   4,100
PETROLEO BRASILEIRO SA PETRO           SPONSORED ADR      71654V408  388      3,800     SHS  0SOLE  NONE   3,800
PLUM CREEK TIMBER CO INC               COM                729251108  179      4,400     SHS  0SOLE  NONE   4,400
POLO RALPH LAUREN CORP                 CL A               731572103  256      4,400     SHS  0SOLE  NONE   4,400
PRAXAIR INC                            COM                74005P104  455      5,400     SHS  0SOLE  NONE   5,400
PRICE T ROWE GROUP INC                 COM                74144T108  450      9,000     SHS  0SOLE  NONE   9,000
PRICELINE COM INC                      COM                741503403  181      1,500     SHS  0SOLE  NONE   1,500
PROCTER & GAMBLE CO                    COM                742718109  547      7,800     SHS  0SOLE  NONE   7,800
QUALCOMM INC                           COM                747525103  582      14,200    SHS  0SOLE  NONE   14,200
RAYTHEON CO                            COM                755111507  446      6,900     SHS  0SOLE  NONE   6,900
REINSURANCE GROUP AMER INC             COM                759351109  294      5,400     SHS  0SOLE  NONE   5,400
REPUBLIC SVCS INC                      COM                760759100  342      11,700    SHS  0SOLE  NONE   11,700
SBA COMMUNICATIONS CORP                COM                78388J106  546      18,300    SHS  0SOLE  NONE   18,300
SCHEIN HENRY INC                       COM                806407102  465      8,100     SHS  0SOLE  NONE   8,100
SPECTRA ENERGY CORP                    COM                847560109  612      26,900    SHS  0SOLE  NONE   26,900
STATE STR CORP                         COM                857477103  419      5,300     SHS  0SOLE  NONE   5,300
STEEL DYNAMICS INC                     COM                858119100  396      12,000    SHS  0SOLE  NONE   12,000
TESSERA TECHNOLOGIES INC               COM                88164L100  196      9,400     SHS  0SOLE  NONE   9,400
THERMO FISHER SCIENTIFIC INC           COM                883556102  887      15,600    SHS  0SOLE  NONE   15,600
TUPPERWARE BRANDS CORP                 COM                899896104  395      10,200    SHS  0SOLE  NONE   10,200
US BANCORP DEL                         COM                902973304  294      9,100     SHS  0SOLE  NONE   9,100
UNION PAC CORP                         COM                907818108  677      5,400     SHS  0SOLE  NONE   5,400
UNITED TECHNOLOGIES CORP               COM                913017109  654      9,500     SHS  0SOLE  NONE   9,500
VERISIGN INC                           COM                92343E102  389      11,700    SHS  0SOLE  NONE   11,700
VERIZON COMMUNICATIONS                 COM                92343V104  142      3,900     SHS  0SOLE  NONE   3,900
WACHOVIA CORP                          COM                929903102  300      11,100    SHS  0SOLE  NONE   11,100
WADDELL & REED FINL INC                CL A               930059100  247      7,700     SHS  0SOLE  NONE   7,700
WASTE MGMT INC DEL                     COM                94106L109  74       2,200     SHS  0SOLE  NONE   2,200
XTO ENERGY INC                         COM                98385X106  217      3,500     SHS  0SOLE  NONE   3,500
COVIDIEN LTD                           COM                G2552X108  266      6,000     SHS  0SOLE  NONE   6,000
SEASPAN CORP                           SHS                Y75638109  1,568    55,050    SHS  0SOLE  NONE   55,050
